Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Liquidity risk [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
100 bps increase in Profit or Loss	₺ (234,196)	₺ (83,922)
100 bps decrease in Profit or Loss	234,196	83,922
100 bps increase in Equity	0	0
100 bps decrease in Equity	0	0
Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
100 bps increase in Profit or Loss	(234,196)	(83,922)
100 bps decrease in Profit or Loss	234,196	83,922
100 bps increase in Equity	0	0
100 bps decrease in Equity	₺ 0	₺ 0